ETF OPPORTUNITIES TRUST

Applied Finance IVS International SMID ETF (NASD: IVSX)
(the “Fund”)

Supplement dated February 12, 2026
to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”) dated November 25, 2025, as supplemented from time to time

Effective immediately, the first sentence under the section titled “Purchase and Sale of Fund Shares” of the summary section of the Fund’s Prospectus is hereby deleted and replaced with the following information:

The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.”

Effective immediately, the seventh paragraph under the section titled “HOW TO BUY AND SELL SHARES” of the Fund’s Prospectus is hereby deleted and replaced with the following information:

APs may acquire shares directly from a Fund and APs may tender their shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, as noted in the table below:

FUND	Creation Units
Applied Finance IVS US SMID ETF	25,000
Applied Finance IVS International Large ETF	25,000
Applied Finance IVS International SMID ETF	10,000

Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

Effective immediately, the first sentence in the third paragraph under the section titled “THE TRUST - General.” of the Fund’s SAI is hereby deleted and replaced with the following information:

Each Fund will issue and redeem Shares at net asset value (“NAV”) in aggregations of the number of Shares (each a “Creation Unit”) noted in the table below:

FUND	Creation Units
Applied Finance IVS US SMID ETF	25,000
Applied Finance IVS International Large ETF	25,000
Applied Finance IVS International SMID ETF	10,000

* * * * * * * *

This Supplement and the existing Summary Prospectus, Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 1-833-356-0909.

4930-1106-8814, v. 2